RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 277,342	¥ 209,782	¥ 105,604
Restricted share capital of PRC subsidiaries	2,410,586
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	¥ 2,687,928